Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	GAMCO GLOBAL SERIES FUNDS, INC
Central Index Key	dei_EntityCentralIndexKey	0000909504
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016